Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables.
Schedule of trade receivables

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivables	133,657	148,057
Loss allowance	(60,513)	(69,137)
	73,144	78,920
Included in trade receivables per balance sheet	73,144	44,506
Included in assets classified as held for sale	—	34,414

Schedule of aging analysis of trade receivables

	As of December 31,
	2023	2024
	RMB’000	RMB’000
0 – 90 days	29,865	21,479
91 – 180 days	17,331	905
181 – 365 days	26,216	45,459
1 – 2 years	52,100	25,604
2 – 3 years	7,843	47,720
Over 3 years	302	6,890
	133,657	148,057

Schedule of movement in ECL allowance for trade receivables

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening loss allowance	22,252	60,513
Arising from business combination	105	—
Provision for loss allowance, net	38,156	10,341
Disposal of subsidiaries	—	(1,717)
Closing loss allowance	60,513	69,137
Included in trade receivables per balance sheet	60,513	63,865
Included in assets classified as held for sale	—	5,272

Schedule of ECL allowance

	Within 1	1-2	2-3	Over 3
	year	years	years	years
At December 31, 2023
Expected loss rate	9.6%	20.8%	55.3%	—
Gross carrying amount (RMB’000)	71,938	9,994	371	—
Loss allowance (RMB’000)	6,879	2,076	205	—

At December 31, 2024
Expected loss rate	11.1%	28.0%	49.2%	—
Gross carrying amount (RMB’000)	67,843	21,615	5,992	329
Loss allowance (RMB’000)	7,536	6,047	2,947	329